UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Bridget McNamara-Fenesy, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2018

Date of reporting period:	03/31/2018

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2018, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Value (Note 1)

	COMMON STOCKS—98.5%

	Austria—0.6%
25,140	BAWAG Group AG#, *	$1,379,016

	Belgium—2.0%
44,065	Anheuser-Busch InBev SA/NV	4,844,802

	Bermuda—0.1%
3,055	Liberty Latin America, Ltd., Class A*	59,420
3,614	Liberty Latin America, Ltd., Class C*	68,991
		128,411
	Brazil—0.3%
47,900	Ambev SA	349,226
47,833	Ambev SA, ADR	347,746
		696,972
	Canada—0.2%
46,732	Barrick Gold Corp.	581,813

	China—3.0%
38,362	Alibaba Group Holding, Ltd., SP ADR*	7,040,962

	Colombia—3.2%
68,338	Bancolombia SA, SP ADR	2,871,563
456,995	Cementos Argos SA	1,584,891
114,805	Grupo Argos SA/Colombia	773,294
75,611	Grupo Aval Acciones y Valores SA ADR	628,327
120,323	Grupo de Inversiones Suramericana SA	1,605,421
		7,463,496
	Denmark—1.8%
86,255	Novo Nordisk A/S	4,242,526

	France—17.0%
137,743	AXA SA	3,661,622
40,112	Cie Generale d’Optique Essilor International SA	5,411,132
35,257	Cie Generale des Etablissements Michelin	5,219,542
29,122	JCDecaux SA	1,012,728
20,212	L’Oreal SA	4,565,053
34,765	Pernod-Ricard SA	5,785,533
52,139	Schneider Electric SA	4,591,431
1,007	Unibail-Rodamco SE, REIT	230,032
6,345	Unibail-Rodamco SE, REIT - (Netherlands)	1,449,346
313,024	Vivendi SA	8,118,212
		40,044,631
	Germany—9.3%
12,284	Allianz SE, Registered	2,776,886
51,241	Bayer AG	5,776,587
17,928	Deutsche Boerse AG	2,450,816
34,160	Fresenius SE & Co. KGaA	2,612,037
21,829	Linde AG*	4,612,667

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
36,256	SAP AG	$3,806,218
		22,035,211
	Israel—1.4%
194,035	Teva Pharmaceutical Industries, Ltd., SP ADR	3,316,058

	Italy—1.9%
3,913,611	Telecom Italia SpA*	3,715,944
924,731	Telecom Italia SpA-RSP	769,905
		4,485,849
	Japan—12.0%
38,100	Dentsu, Inc.	1,683,748
28,500	FANUC Corp.	7,334,562
72,600	Hoya Corp.	3,667,216
73,505	Japan Tobacco, Inc.	2,099,817
112,700	Olympus Corp.	4,309,542
14,900	Sapporo Holdings, Ltd.	436,051
6,800	SMC Corp.	2,766,233
23,500	Sony Corp.	1,156,207
107,100	Tokio Marine Holdings, Inc.	4,856,219
		28,309,595
	Jersey—1.9%
91,967	Shire Plc	4,577,182

	Mexico—1.2%
1,278,600	Fibra Uno Administracion SA de CV, REIT	1,927,043
58,643	Grupo Televisa SAB, ADR	935,942
		2,862,985
	Netherlands—4.4%
27,854	ASML Holding NV	5,523,266
46,219	Heineken NV	4,971,035
		10,494,301
	Norway—0.6%
58,157	Statoil ASA	1,376,457

	Spain—1.6%
472,128	Banco Bilbao Vizcaya Argentaria SA	3,739,048

	Sweden—3.7%
140,722	Atlas Copco AB	6,111,806
57,427	Investor AB	2,551,109
		8,662,915
	Switzerland—7.6%
47,743	Cie Financiere Richemont SA, Registered	4,290,275
43,334	Holcim, Ltd., Registered	2,374,471
42,686	Nestle SA, Registered	3,373,965
57,185	Novartis AG, Registered	4,625,173

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
181,801	UBS Group AG	$3,203,137
		17,867,021
	United Kingdom—12.1%
362,078	BP Plc	2,442,253
70,367	British American Tobacco Plc	4,067,695
401,144	ConvaTec Group Plc#	1,119,168
133,264	Diageo Plc	4,506,949
31,118	Liberty Global Plc, Class A*	974,305
27,966	Liberty Global Plc, Series C*	851,005
68,778	Reckitt Benckiser Group Plc	5,805,402
411,518	Rolls-Royce Holdings Plc*	5,031,268
255,575	Standard Chartered Plc	2,561,466
48,023	Weir Group Plc (The)	1,346,163
		28,705,674
	United States—12.6%
173,490	Las Vegas Sands Corp.	12,473,931
145,576	Schlumberger, Ltd.	9,430,413
43,122	Wynn Resorts, Ltd.	7,863,728
		29,768,072

	TOTAL COMMON STOCKS (Cost $191,476,736)	232,622,997

		Expiration Date
	WARRANT—0.0%

	Malaysia—0.0%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,264)	12/18/2018	54,729

	PREFERRED STOCKS—0.3%

	Colombia—0.3%
64,545	Grupo Argos SA/Colombia (Preference) , 1.78%, (Cost $370,730)		378,853
22,077	Grupo de Inversiones Suramericana SA , 1.41%, (Cost $293,539)		281,290

	TOTAL PREFERRED STOCK (Cost $664,269)		660,143

The accompanying notes are an integral part of these Schedules of Investments.

Par Amount		Yield	Maturity	Value (Note 1)

	SHORT-TERM INVESTMENTS—0.7%

$1,555,619	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	04/02/2018	$1,555,619

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,555,619)			1,555,619

	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $193,797,888)			234,893,488
	Other Assets in Excess of Liabilities—0.5%			1,214,397
	NET ASSETS—100.0%			$236,107,885

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

RSP—Retirement Savings Plan

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

#                      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2018, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Beverages	9.0%
Hotels, Restaurants & Leisure	8.6%
Pharmaceuticals	7.6%
Machinery	7.4%
Health Care Equipment and Supplies	6.1%
Media	5.8%
Insurance	4.8%
Banks	4.5%
Energy Equipment and Services	4.0%
Internet Software and Services	3.0%
Tobacco	2.6%
Household Products	2.5%
Capital Markets	2.4%
Semiconductors and Semiconductor Equipment	2.3%
Auto Components	2.2%
Construction Materials	2.2%
Diversified Financial Services	2.2%
Aerospace & Defense	2.1%
Chemicals	2.0%
Electrical Equipment	2.0%
Biotechnology	1.9%
Diversified Telecommunication Services	1.9%
Personal Products	1.9%
Textiles, Apparel and Luxury Goods	1.8%
Oil, Gas and Consumable Fuels	1.6%
Software	1.6%
Equity Real Estate Investment Trusts (REITs)	1.5%
Food Products	1.4%
Health Care Providers and Services	1.1%
Household Durables	0.5%
Metals and Mining	0.3%
Short-Term Investments	0.7%
Total	99.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Value (Note 1)

	COMMON STOCKS—99.7%

	Banks—3.1%
103,300	Toronto-Dominion Bank (The)	$5,872,605

	Beverages—4.0%
134,400	Monster Beverage Corp.*	7,689,024

	Biotechnology—1.7%
9,350	Regeneron Pharmaceuticals, Inc.*	3,219,766

	Capital Markets—9.9%
7,600	BlackRock, Inc.	4,117,072
202,400	Charles Schwab Corp. (The)	10,569,328
28,250	MSCI, Inc., Class A	4,222,527
		18,908,927
	Health Care Equipment and Supplies—6.3%
111,550	Abbott Laboratories	6,684,076
24,300	Becton, Dickinson & Co.	5,265,810
		11,949,886
	Hotels, Restaurants & Leisure—6.4%
96,250	Norwegian Cruise Line Holdings, Ltd.*	5,098,363
61,300	Royal Caribbean Cruises, Ltd.	7,217,462
		12,315,825
	Internet and Catalog Retail—4.7%
4,320	Booking Holdings, Inc.*	8,987,285

	Internet Software and Services—27.9%
82,900	Alibaba Group Holding, Ltd., SP ADR*	15,215,466
10,800	Alphabet, Inc., Class A*	11,201,112
404	Alphabet, Inc., Class C*	416,843
81,400	Facebook, Inc., Class A*	13,006,906
252,400	Tencent Holdings, Ltd., ADR	13,450,396
		53,290,723
	IT Services—8.4%
61,000	PayPal Holdings, Inc.*	4,628,070
96,000	Visa, Inc., Class A	11,483,520
		16,111,590
	Life Sciences Tools and Services—3.0%
27,650	Thermo Fisher Scientific, Inc.	5,708,619

	Media—2.1%
632,300	Sirius XM Holdings, Inc.†	3,945,552

	Pharmaceuticals—4.8%
109,300	Zoetis, Inc.	9,127,643

	Road and Rail—3.5%
15,200	Canadian Pacific Railway, Ltd.	2,682,800

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Road and Rail (Continued)
36,700	Kansas City Southern			$4,031,495
				6,714,295
	Software—13.9%
53,150	Adobe Systems, Inc.*			11,484,652
23,800	Electronic Arts, Inc.*			2,885,512
17,600	Intuit, Inc.			3,050,960
99,264	Microsoft Corp.			9,059,825
				26,480,949

	TOTAL COMMON STOCKS (Cost $125,472,570)			190,322,689

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—2.3%

$854,406	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	04/02/2018	854,406

Shares
3,493,457	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.730%		3,493,457
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,347,863)			4,347,863

	TOTAL INVESTMENTS, AT VALUE—102.0% (Cost $129,820,433)			194,670,552
	Liabilities in Excess of Other Assets—(2.0)%			(3,743,860)
	NET ASSETS—100.0%			$190,926,692

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2018, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	50.2%
Health Care	15.8%
Consumer Discretionary	13.2%
Financials	13.0%
Consumer Staples	4.0%
Industrials	3.5%
Short-Term Investments	2.3%
Total	102.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Value (Note 1)

	COMMON STOCKS—99.4%

	Aerospace & Defense—0.1%
7,949	Astronics Corp.*	$296,498

	Airlines—6.4%
24,773	American Airlines Group, Inc.	1,287,205
230,694	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	1,880,156
11,392	Hawaiian Holdings, Inc.	440,870
69,343	JetBlue Airways Corp.*	1,409,050
110,796	United Continental Holdings, Inc.*	7,696,998
		12,714,279
	Auto Components—0.8%
28,678	Dana Holding Corp.	738,745
39,085	Modine Manufacturing Co.*	826,648
		1,565,393
	Banks—3.3%
144,605	First BanCorp/Puerto Rico*	870,522
30,200	First Horizon National Corp.	568,666
10,401	PacWest Bancorp	515,161
38,908	Popular, Inc.	1,619,351
13,778	Signature Bank/New York NY*	1,955,787
20,544	Webster Financial Corp.	1,138,138
		6,667,625
	Biotechnology—1.2%
1,412	Alkermes Plc*	81,840
49,407	Myriad Genetics, Inc.*	1,459,977
30,104	Sangamo BioSciences, Inc.*	571,976
5,224	TESARO, Inc.†, *	298,499
		2,412,292
	Building Products—1.3%
35,255	Caesarstone Sdot-Yam, Ltd.	692,761
17,755	Trex Co., Inc.*	1,931,211
		2,623,972
	Capital Markets—3.0%
39,543	Artisan Partners Asset Management, Inc.	1,316,782
11,932	E*TRADE Financial Corp.*	661,152
41,282	Greenhill & Co., Inc.	763,717
25,002	LPL Financial Holdings, Inc.	1,526,872
18,416	Raymond James Financial, Inc.	1,646,575
		5,915,098
	Chemicals—5.0%
13,558	Albemarle Corp.	1,257,369
30,420	FMC Corp.	2,329,259
9,572	Innophos Holdings, Inc.	384,890
67,400	Kraton Performance Polymers, Inc.*	3,215,654
102,236	Platform Specialty Products Corp.*	984,533

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
92,695	Tronox, Ltd., Class A	$1,709,296
		9,881,001
	Commercial Services & Supplies—1.1%
66,342	Aqua Metals, Inc.†, *	171,826
78,241	Covanta Holding Corp.	1,134,494
38,119	Interface, Inc.	960,599
		2,266,919
	Communications Equipment—0.8%
19,774	Acacia Communications, Inc.*	760,508
86,225	Infinera Corp.†, *	936,404
		1,696,912
	Construction and Engineering—4.0%
19,900	Granite Construction, Inc.	1,111,614
36,719	KBR, Inc.	594,481
66,878	MasTec, Inc.*	3,146,610
141,284	Tutor Perini Corp.*	3,115,312
		7,968,017
	Construction Materials—2.1%
17,657	Eagle Materials, Inc.	1,819,554
148,753	Forterra, Inc.†, *	1,237,625
5,766	Martin Marietta Materials, Inc.	1,195,292
		4,252,471
	Consumer Finance—1.1%
19,823	Green Dot Corp., Class A*	1,271,844
23,674	PRA Group, Inc.†, *	899,612
		2,171,456
	Containers and Packaging—2.4%
63,945	Berry Global Group, Inc.*	3,504,825
78,065	Graphic Packaging Holding Co.	1,198,298
		4,703,123
	Diversified Consumer Services—0.9%
130,858	Career Education Corp.*	1,719,474

	Diversified Financial Services—0.6%
54,260	Leucadia National Corp.	1,233,330

	Diversified Telecommunication Services—1.5%
67,328	Cogent Communications Group, Inc.	2,922,035

	Electrical Equipment—0.7%
16,633	Encore Wire Corp.	943,091
60,322	LSI Industries, Inc.	489,212
		1,432,303
	Electronic Equipment, Instruments & Components—6.9%
32,962	Belden, Inc.	2,272,400
25,435	Control4 Corp.*	546,344

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
16,726	Fabrinet*	$524,862
115,454	Flextronics International, Ltd.*	1,885,364
30,730	Itron, Inc.*	2,198,732
67,847	Jabil, Inc.	1,949,244
21,776	Rogers Corp.*	2,603,103
17,141	Universal Display Corp.	1,731,241
		13,711,290
	Energy Equipment and Services—0.5%
10,120	Dril-Quip, Inc.*	453,376
16,378	TechnipFMC Plc	482,332
		935,708
	Food Products—0.2%
24,063	Darling Ingredients, Inc.*	416,290

	Health Care Equipment and Supplies—8.5%
49,996	Cardiovascular Systems, Inc.*	1,096,412
14,752	Cooper Cos., Inc. (The)	3,375,405
27,634	Dexcom, Inc.*	2,049,338
17,845	Edwards Lifesciences Corp.*	2,489,735
66,502	Insulet Corp.*	5,764,393
14,158	STERIS Plc	1,321,791
171,743	Tandem Diabetes Care, Inc.*	851,845
		16,948,919

	Health Care Providers and Services—2.4%
60,391	Acadia Healthcare Co., Inc.*	2,366,120
115,509	Diplomat Pharmacy, Inc.*	2,327,506
		4,693,626
	Hotels, Restaurants & Leisure—0.6%
31,374	Planet Fitness, Inc., Class A*	1,184,996

	Household Durables—0.9%
33,382	Universal Electronics, Inc.*	1,737,533

	Insurance—2.3%
32,936	Aspen Insurance Holdings, Ltd.	1,477,179
7,334	Everest Re Group, Ltd.	1,883,518
16,448	W. R. Berkley Corp.	1,195,770
		4,556,467
	Internet Software and Services—3.3%
15,364	2u, Inc.*	1,291,037
17,709	Akamai Technologies, Inc.*	1,256,985
48,990	Benefitfocus, Inc.†, *	1,195,356
196,043	Brightcove, Inc.*	1,362,499
678	Cardlytics, Inc.†, *	9,919
167,048	Gogo, Inc.†, *	1,441,624
		6,557,420
	IT Services—1.6%
4,502	Alliance Data Systems Corp.	958,296

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
9,653	Euronet Worldwide, Inc.*	$761,815
12,653	Global Payments, Inc.	1,411,062
		3,131,173
	Leisure Equipment and Products—0.8%
101,635	Vista Outdoor, Inc.*	1,658,683

	Life Sciences Tools and Services—1.2%
4,627	Illumina, Inc.*	1,093,915
91,690	Pacific Biosciences of California, Inc.†, *	187,965
36,536	QIAGEN NV*	1,180,478
		2,462,358
	Machinery—1.2%
81,393	Meritor, Inc.*	1,673,440
5,189	WABCO Holdings, Inc.*	694,651
		2,368,091
	Marine—0.6%
14,538	Kirby Corp.*	1,118,699

	Media—1.3%
347,449	Global Eagle Entertainment, Inc.†, *	510,750
47,112	Imax Corp.*	904,550
51,083	Lions Gate Entertainment Corp., Class B	1,230,079
		2,645,379
	Metals and Mining—5.9%
30,067	Agnico-Eagle Mines, Ltd.	1,264,919
175,642	Allegheny Technologies, Inc.*	4,159,202
9,540	Carpenter Technology Corp.	420,905
163,372	Coeur Mining, Inc.*	1,306,976
242,733	Ferroglobe Plc*	2,604,525
265,265	Ferroglobe Plc Beneficial Interest Unit*	—
13,706	Steel Dynamics, Inc.	606,079
280,684	Tahoe Resources, Inc.	1,316,408
		11,679,014
	Oil, Gas and Consumable Fuels—2.6%
92,753	Carrizo Oil & Gas, Inc.*	1,484,048
46,320	Euronav NV†	379,824
81,155	GasLog, Ltd.†	1,335,000
20,092	Golar LNG, Ltd.	549,717
58,022	Navigator Holdings, Ltd.†, *	681,758

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
42,271	SM Energy Co.	$762,146
		5,192,493
	Pharmaceuticals—0.3%
32,533	Impax Laboratories, Inc.*	632,767

	Road and Rail—0.7%
28,472	Knight-Swift Transportation Holdings, Inc.	1,309,997

	Semiconductors and Semiconductor Equipment—13.3%
7,882	Cavium, Inc.*	625,673
39,670	Cree, Inc.*	1,599,098
93,591	Cypress Semiconductor Corp.	1,587,303
24,609	Inphi Corp.†, *	740,731
52,376	Integrated Device Technology, Inc.*	1,600,610
100,176	MACOM Technology Solutions Holdings, Inc.†, *	1,662,921
29,371	Maxim Integrated Products, Inc.	1,768,722
28,475	Monolithic Power Systems, Inc.	3,296,551
62,359	ON Semiconductor Corp.*	1,525,301
47,633	Qorvo, Inc.*	3,355,745
412,163	QuickLogic Corp.†, *	626,488
43,900	Semtech Corp.*	1,714,295
8,586	Silicon Laboratories, Inc.*	771,881
28,637	Skyworks Solutions, Inc.	2,871,146
101,647	Veeco Instruments, Inc.*	1,727,999
43,204	Xperi Corp.	913,765
		26,388,229
	Software—3.2%
15,894	Ellie Mae, Inc.*	1,461,294
112,436	Nuance Communications, Inc.*	1,770,867
225,531	TiVo Corp.	3,055,945
		6,288,106
	Specialty Retail—0.9%
71,491	Tailored Brands, Inc.	1,791,564

	Trading Companies and Distributors—3.1%
27,107	Beacon Roofing Supply, Inc.*	1,438,569
66,068	BMC Stock Holdings, Inc.*	1,291,629
27,756	DXP Enterprises, Inc.*	1,081,096
44,082	MRC Global, Inc.*	724,708

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Trading Companies and Distributors (Continued)
9,131	Watsco, Inc.			$1,652,437
				6,188,439
	Transportation Infrastructure—0.8%
45,859	Macquarie Infrastructure Corp.			1,693,573

	TOTAL COMMON STOCKS (Cost $128,425,426)			197,733,012

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—6.0%

$1,115,508	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	04/02/2018	1,115,508

Shares
10,792,658	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.730%		10,792,658

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,908,166)			11,908,166

	TOTAL INVESTMENTS, AT VALUE—105.4% (Cost $140,333,592)			209,641,178
	Liabilities in Excess of Other Assets—(5.4)%			(10,832,218)
	NET ASSETS—100.0%			$198,808,960

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2018, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	29.1%
Industrials	20.0%
Materials	15.4%
Health Care	13.6%
Financials	10.3%
Consumer Discretionary	6.2%
Energy	3.1%
Telecommunication Services	1.5%
Consumer Staples	0.2%
Short-Term Investments	6.0%
Total	105.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2018

Shares		Value (Note 1)

	COMMON STOCKS—98.8%

	Aerospace & Defense—1.5%
2,552	Huntington Ingalls Industries, Inc.	$657,804
1,606	Moog, Inc., Class A*	132,350
7,017	Spirit AeroSystems Holdings, Inc., Class A	587,323
		1,377,477
	Airlines—0.9%
3,962	Delta Air Lines, Inc.	217,157
32,405	JetBlue Airways Corp.*	658,470
		875,627
	Auto Components—2.1%
27,412	Dana Holding Corp.	706,133
4,059	Lear Corp.	755,339
9,448	Tenneco, Inc.	518,412
		1,979,884
	Automobiles—1.5%
16,056	Fiat Chrysler Automobiles NV	329,469
30,859	General Motors Co.	1,121,416
		1,450,885
	Banks—10.4%
112,367	Bank of America Corp.	3,369,886
13,838	BankUnited, Inc.	553,243
14,276	Citigroup, Inc.	963,630
29,466	Citizens Financial Group, Inc.	1,236,983
25,077	JPMorgan Chase & Co.	2,757,718
18,889	Synovus Financial Corp.	943,316
3,891	TCF Financial Corp.	88,754
		9,913,530
	Beverages—1.3%
11,543	PepsiCo, Inc.	1,259,918

	Biotechnology—0.7%
787	Biogen Idec, Inc.*	215,496
10,446	Exelixis, Inc.*	231,379
1,541	Ligand Pharmaceuticals, Inc.*	254,512
		701,387
	Building Products—1.9%
20,898	Masco Corp.	845,115
11,381	Owens Corning	915,033
		1,760,148
	Capital Markets—3.9%
4,656	Ameriprise Financial, Inc.	688,809
13,457	Lazard, Ltd., Class A	707,300
7,202	LPL Financial Holdings, Inc.	439,826
14,472	Morgan Stanley	780,909

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Capital Markets (Continued)
5,640	S&P Global, Inc.	$1,077,578
		3,694,422
	Chemicals—2.2%
8,398	Cabot Corp.	467,937
3,161	Chemours Co. (The)	153,972
9,166	LyondellBasell Industries NV, Class A	968,663
6,761	Trinseo SA	500,652
		2,091,224
	Communications Equipment—0.5%
2,974	F5 Networks, Inc.*	430,070

	Construction and Engineering—0.1%
1,614	EMCOR Group, Inc.	125,779

	Consumer Finance—2.0%
40,795	Ally Financial, Inc.	1,107,584
1,227	Discover Financial Services	88,258
2,678	FirstCash, Inc.	217,588
29,079	Navient Corp.	381,517
3,460	OneMain Holdings, Inc.*	103,592
		1,898,539
	Diversified Financial Services—1.9%
1,013	Berkshire Hathaway, Inc., Class B*	202,073
43,443	Leucadia National Corp.	987,460
12,158	Voya Financial, Inc.	613,979
		1,803,512
	Diversified Telecommunication Services—1.9%
36,991	Verizon Communications, Inc.	1,768,910

	Electric Utilities—3.0%
11,044	American Electric Power Co., Inc.	757,508
15,620	Entergy Corp.	1,230,544
20,507	Portland General Electric Co.	830,738
		2,818,790
	Electronic Equipment, Instruments & Components—1.1%
17,526	Jabil, Inc.	503,522
29,068	Vishay Intertechnology, Inc.†	540,665
		1,044,187
	Equity Real Estate Investment Trusts (REITs)—1.6%
18,758	Gaming and Leisure Properties, Inc., REIT	627,830
22,447	Hospitality Properties Trust, REIT	568,807
3,779	Ryman Hospitality Properties, Inc., REIT	292,684
		1,489,321
	Food and Staples Retailing—2.1%
24,572	US Foods Holding Corp.*	805,224

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Food and Staples Retailing (Continued)
13,784	Wal-Mart Stores, Inc.	$1,226,363
		2,031,587
	Food Products—2.7%
2,134	Darling Ingredients, Inc.*	36,918
5,270	Hershey Co. (The)	521,519
8,797	Ingredion, Inc.	1,134,110
7,151	Lamb Weston Holdings, Inc.	416,331
3,601	Pilgrim’s Pride Corp.*	88,621
3,409	Sanderson Farms, Inc.	405,739
		2,603,238
	Gas Utilities—0.6%
7,807	Southwest Gas Holdings, Inc.	527,987

	Health Care Equipment and Supplies—1.4%
15,506	Baxter International, Inc.	1,008,510
4,913	Haemonetics Corp.*	359,435
		1,367,945
	Health Care Providers and Services—1.9%
2,243	Anthem, Inc.	492,787
2,503	Centene Corp.*	267,495
351	Cigna Corp.	58,877
5,232	DaVita Inc*	344,998
2,401	Humana, Inc.	645,461
		1,809,618
	Hotels, Restaurants & Leisure—0.4%
8,456	Hilton Grand Vacations, Inc.*	363,777

	Household Durables—1.4%
20,336	Pulte Homes, Inc.	599,709
15,934	Toll Brothers, Inc.	689,145
		1,288,854
	Independent Power and Renewable Electricity Producers—0.7%
56,971	AES Corp./VA	647,760

	Insurance—7.4%
14,306	Allstate Corp. (The)	1,356,209
28,317	CNO Financial Group, Inc.	613,629
13,778	Lincoln National Corp.	1,006,621
14,033	Old Republic International Corp.	301,008
13,799	Prudential Financial, Inc.	1,428,886
7,670	Reinsurance Group of America, Inc.	1,181,180

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
22,787	Unum Group	$1,084,889
		6,972,422
	Internet Software and Services—1.0%
8,367	VeriSign, Inc.†, *	991,992

	IT Services—0.3%
3,929	Cognizant Technology Solutions Corp., Class A	316,285

	Life Sciences Tools and Services—0.4%
13,034	Bruker Corp.	389,977

	Machinery—1.3%
4,259	Cummins, Inc.	690,341
6,593	Oshkosh Corp.	509,441
		1,199,782
	Media—1.0%
5,347	John Wiley & Sons, Inc., Class A	340,604
36,093	News Corp., Class A	570,269
		910,873
	Metals and Mining—0.3%
7,245	Alcoa Corp.*	325,735

	Multi-Utilities—0.6%
6,997	Public Service Enterprise Group, Inc.	351,529
3,644	Vectren Corp.	232,925
		584,454
	Oil, Gas and Consumable Fuels—10.1%
8,332	Andeavor	837,866
8,297	Chevron Corp.	946,190
5,058	ConocoPhillips	299,889
4,853	Energen Corp.*	305,060
35,586	Exxon Mobil Corp.	2,655,071
23,386	Marathon Oil Corp.	377,216
19,420	Marathon Petroleum Corp.	1,419,796
9,898	PBF Energy, Inc., Class A	335,542
4,549	Phillips 66	436,340
57,026	Southwestern Energy Co.*	246,923
16,414	Valero Energy Corp.	1,522,727
8,396	World Fuel Services Corp.	206,122
		9,588,742
	Paper and Forest Products—0.9%
3,570	Domtar Corp.	151,868
14,156	Louisiana-Pacific Corp.	407,268

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Paper and Forest Products (Continued)
8,212	Norbord, Inc.	$298,342
		857,478
	Personal Products—0.9%
11,847	Nu Skin Enterprises, Inc., Class A	873,242

	Pharmaceuticals—9.7%
16,462	Bristol-Myers Squibb Co.	1,041,222
3,839	Eli Lilly & Co.	297,023
26,461	Johnson & Johnson	3,390,977
30,879	Merck & Co., Inc.	1,681,979
79,210	Pfizer, Inc.	2,811,163
		9,222,364
	Professional Services—1.9%
3,264	Korn/Ferry International	168,390
8,350	ManpowerGroup, Inc.	961,085
11,855	Robert Half International, Inc.	686,286
		1,815,761
	Real Estate Management and Development—2.5%
27,542	CBRE Group, Inc., Class A*	1,300,533
5,617	Jones Lang LaSalle, Inc.	980,953
2,531	Realogy Holdings Corp.	69,046
		2,350,532
	Road and Rail—0.8%
9,472	Ryder System, Inc.	689,467
1,713	Werner Enterprises, Inc.	62,524
		751,991
	Semiconductors and Semiconductor Equipment—1.4%
21,674	Amkor Technology, Inc.*	219,558
11,487	Applied Materials, Inc.	638,792
9,614	Micron Technology, Inc.*	501,274
		1,359,624
	Software—4.8%
11,361	Aspen Technology, Inc.*	896,269
7,466	Cadence Design Systems, Inc.*	274,525
11,612	Citrix Systems, Inc.*	1,077,594
3,861	Intuit, Inc.	669,304
4,458	Microsoft Corp.	406,882
14,673	Synopsys, Inc.*	1,221,380
		4,545,954
	Specialty Retail—0.8%
6,232	Aaron’s, Inc.	290,411
16,719	American Eagle Outfitters, Inc.	333,210
2,329	Gap, Inc. (The)	72,665

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Specialty Retail (Continued)
49,497	Office Depot, Inc.			$106,418
				802,704
	Technology Hardware, Storage & Peripherals—0.9%
19,975	Hewlett Packard Enterprise Co.			350,361
13,280	HP, Inc.			291,098
1,988	Western Digital Corp.			183,433
				824,892
	Textiles, Apparel and Luxury Goods—0.4%
6,473	Michael Kors Holdings, Ltd.*			401,844

	Thrifts and Mortgage Finance—0.7%
25,042	MGIC Investment Corp.*			325,546
17,905	Radian Group, Inc.			340,911
				666,457
	Trading Companies and Distributors—0.4%
3,143	Triton International Ltd/Bermuda			96,176
1,515	United Rentals, Inc.*			261,686
				357,862
	Wireless Telecommunication Services—0.6%
19,847	Telephone & Data Systems, Inc.			556,311

	TOTAL COMMON STOCKS (Cost $82,909,342)			93,791,654

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—2.5%

$1,055,819	State Street Bank and Trust Co. (Euro Time Deposit)	0.280%	04/02/2018	1,055,819

Shares
1,307,688	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	1.730%		1,307,688

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,363,507)			2,363,507

	TOTAL INVESTMENTS, AT VALUE—101.3% (Cost $85,272,849)			96,155,161
	Liabilities in Excess of Other Assets—(1.3)%			(1,249,031)
	NET ASSETS—100.0%			$94,906,130

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2018, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	26.3%
Health Care	14.1%
Energy	10.1%
Information Technology	10.0%
Industrials	8.8%
Consumer Discretionary	7.6%
Consumer Staples	7.0%
Utilities	4.9%
Real Estate	4.1%
Materials	3.4%
Telecommunication Services	2.5%
Short-Term Investments	2.5%
Total	101.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2018, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2018, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of March 31, 2018 in valuing the M International Equity Fund investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Austria	$1,379,016	$—	$—	$1,379,016
Belgium	—	4,844,802	—	4,844,802
Bermuda	128,411	—	—	128,411
Brazil	696,972	—	—	696,972
Canada	581,813	—	—	581,813
China	7,040,962	—	—	7,040,962
Colombia	7,463,496	—	—	7,463,496
Denmark	—	4,242,526	—	4,242,526
France	6,015,565	34,029,066	—	40,044,631
Germany	—	22,035,211	—	22,035,211
Israel	3,316,058	—	—	3,316,058
Italy	—	4,485,849	—	4,485,849
Japan	—	28,309,595	—	28,309,595
Jersey	—	4,577,182	—	4,577,182
Mexico	2,862,985	—	—	2,862,985
Netherlands	—	10,494,301	—	10,494,301
Norway	—	1,376,457	—	1,376,457
Spain	—	3,739,048	—	3,739,048
Sweden	—	8,662,915	—	8,662,915
Switzerland	—	17,867,021	—	17,867,021
United Kingdom	1,825,310	26,880,364	—	28,705,674
United States	29,768,072	—	—	29,768,072
Total Common Stocks	61,078,660	171,544,337	—	232,622,997
Warrant
Malaysia	54,729	—	—	54,729
Preferred Stocks
Colombia	660,143	—	—	660,143
Total Preferred Stock	660,143	—	—	660,143
Short-Term Investments
Short-Term Investments	—	1,555,619	—	1,555,619
Total Short-Term Investments	—	1,555,619	—	1,555,619
Total Investments, at Value	61,793,532	173,099,956	—	234,893,488
Total	$61,793,532	$173,099,956	$—	$234,893,488

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund, comparing balances as of December 31, 2017 and March 31, 2018.

Investments in Securities	Balance as of December 31, 2017	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/18 for the period ended 03/31/18
Common Stocks	$25,424	$(472)	$—	$—	$(24,952)	$—	$—	$—	$—
Total	$25,424	$(472)	$—	$—	$(24,952)	$—	$—	$—	$—

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$—	$165,577,568	$165,577,568	$—

*  The Fund(s) recognize transfers between levels as of January 1, 2018, the beginning of the reporting period.

During the period ended March 31, 2018, financial assets with a combined market value of $165,577,568 held by M International Equity Fund transferred from Level 1 to Level 2. At March 31, 2018, these financial assets were priced with a fair value factor applied to quoted market prices. At December 31, 2017, these financial assets were priced using unadjusted quoted market prices.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent.  Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and cash collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2018, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$—	$—
M Large Cap Growth Fund	3,353,719	3,493,457
M Capital Appreciation Fund	10,515,611	10,792,658
M Large Cap Value Fund	1,302,630	1,307,688

2.              Tax Information

As of March 31, 2018, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$195,880,261	$48,128,902	$(9,115,675)	$39,013,227
M Large Cap Growth Fund	129,988,354	65,459,213	(777,015)	64,682,198
M Capital Appreciation Fund	140,763,684	80,392,345	(11,514,851)	68,877,494
M Large Cap Value Fund	85,334,690	13,412,431	(2,591,960)	10,820,471

The Funds did not have any unrecognized tax benefits as of March 31, 2018, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2018, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2015 through December 2017. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.